Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Operating activities
Net Loss	$ (217,203)	$ (3,808)	$ (249)	$ (13,470)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	36,473
Change in value of liability	48,308
Change in prepaids & other current assets	(22,521)
Change in deposits	(65,069)	0
Change in accounts payable	60,264			2,886
Change in accrued expenses	91,354			9,207
Net cash used in operating activities	(68,394)	(3,808)	(249)	(1,377)
Investing activities
Payments for Leasehold Improvements	(12,420)
Purchase of domain name	(14,833)
Payments for Property and Equipment				(106,228)
Net cash used in investing activities	(27,253)			(106,228)
Financing activities
Proceeds from sales of shares to advisors	8,171
Cash from acquisition	2,556
Proceeds from issue of SAFE agreements	210,000
Proceeds from Private Placement, net of offering costs	6,760,484
Proceeds from shareholder loans		6,500
Repayment of shareholder loans and advances	(136,616)
Proceeds from Advances			1,250	5,701
Repayment of Advances to officers			(795)
Proceeds from Common Stock				20,000
Proceeds from Notes Payable				120,000
Net cash provided by Financing activities	6,844,595	6,500	455	145,701
Net change in cash	6,748,948	2,692	206	38,096
Cash, beginning of period	38,302	206		206
Cash, end of period	6,787,250	2,898	206	38,302
Supplemental Disclosures
Expenses paid by officers				800
Equipment paid by officers				$ 9,600
Conversion of SAFE agreements into equity	$ 258,308